DUNHAM FUNDS

Supplement dated September 26, 2011 to the Prospectus dated March 9, 2011 (the “Prospectus”)

This Supplement updates and supersedes any contrary information contained in the Prospectus, as previously supplemented with respect to the Dunham Real Estate Stock Fund

Reference is made to the Dunham Real Estate Stock Fund.

The information contained under the heading “Sub-Adviser Portfolio Manager” on page 4 of the Summary Prospectus and page 40 of the Prospectus is deleted in its entirety and replaced with the following:

Sub-Adviser Portfolio Manager:  Jeffrey Kerrigan, CFA, Chief Investment Officer at Ten Asset Management, Inc., has primary responsibility for the day-to-day management of the Fund.  Mr. Kerrigan has been managing the Fund since August 2010.

Reference is made to the sub-section titled “Dunham Real Estate Stock Fund” on page 101 of the Prospectus.  The information pertaining to Robert Zimmer and John Cuthbertson, Ph.D., CFA is deleted in its entirety.

The information pertaining to Jeffrey K. Kerrigan, CFA is deleted in its entirety and replaced with the following:

Jeffrey K. Kerrigan, CFA

Chief Investment Officer

Mr. Kerrigan, who joined Ten Asset Management in 2010, is the Chief Investment Officer and serves as the portfolio manager for the Dunham Real Estate Stock Fund and is primarily responsible for the day-to-day investment decisions for the Fund.  Prior to joining Ten Asset Management, Mr. Kerrigan was a Senior Portfolio Manager at Gartmore Group where he was responsible for managing global quantitative equity hedge funds and long only funds.  Mr. Kerrigan is a member of the Boston Security Analysts Society and the Chicago Quantitative Alliance (CQA).

You should read this Supplement in conjunction with the Prospectus dated March 9, 2011, and Statement of Additional Information dated March 9, 2011, which provide information that you should know about the Dunham Real Estate Stock Fund before investing and should be retained for future reference.  These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Supplement dated September 26, 2011

DUNHAM FUNDS

Supplement dated September 26, 2011 to the Statement of Additional Information dated March 9, 2011 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI, as previously supplemented with respect to the Dunham Real Estate Stock Fund

Reference is made to the section entitled “PORTFOLIO MANAGERS” beginning on page 53 of the SAI.  The information pertaining to Robert Zimmer and John Cuthbertson is deleted in its entirety.